Brown Advisory Emerging Markets Select Fund
Schedule of Investments
September 30, 2021 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 92.6%
Brazil - 1.4%
2,645,200	Ambev S.A.	7,446,342
China - 36.7%
851,936	AIA Group, Ltd.	9,801,018
282,700	Alibaba Group Holding, Ltd.*	5,233,891
139,495	Baidu, Inc.*	2,682,291
47,266	Baidu, Inc. ADR*	7,267,147
584,050	Beijing Oriental Yuhong Waterproof Technology Co., Ltd.	3,983,012
1,636,000	Brilliance China Automotive Holdings, Ltd.*†	2,102
4,177,000	China Construction Bank Corp.*	2,981,053
1,039,827	China Mengniu Dairy Co., Ltd.	6,696,316
1,948,000	China Overseas Land & Investment Ltd.	4,408,541
615,654	China Resources Beer Holdings Co., Ltd.	4,553,402
2,982,000	China Resources Power Holdings Co., Ltd.	8,564,322
177,581	China Tourism Group Duty Free Corp., Ltd.	7,114,721
2,407,811	Dongfeng Motor Group Co., Ltd.	2,144,153
3,691,671	Fangda Carbon New Material Co., Ltd.	5,759,407
989,000	Galaxy Entertainment Group Ltd.*	5,074,590
605,800	Haier Smart Home Co., Ltd.	2,117,791
147,416	Hong Kong Exchanges & Clearing Ltd.	9,058,789
113,000	Huazhu Group Ltd.*	517,954
93,825	Huazhu Group Ltd. ADR*	4,302,814
1,164,000	Industrial & Commercial Bank of China, Ltd.	645,233
711,495	Inner Mongolia Yili Industrial Group Co., Ltd.	4,144,483
14,403	Kweichow Moutai Co., Ltd.	4,065,370
2,914,000	Lenovo Group, Ltd.	3,803,425
1,259,894	Longfor Group Holdings, Ltd.	5,756,567
278,404	Meituan*	8,887,059
451,549	Midea Group Co., Ltd.	4,855,343
584,467	Ping An Insurance Group Co. of China, Ltd.	3,997,391
1,073,900	Sany Heavy Industry Co., Ltd.	4,208,722
1,388,628	Shimao Group Holdings Ltd.	2,545,095
312,871	Sun Hung Kai Properties, Ltd.	3,906,614
189,500	Techtronic Industries Co., Ltd.	3,744,816
365,183	Tencent Holdings, Ltd.	21,800,972
338,146	Tencent Music Entertainment Group ADR*	2,451,558
417,238	Trip.com Group, Ltd. ADR*	12,830,068
381,552	Tsingtao Brewery Co., Ltd.	3,001,354
436,700	Yifeng Pharmacy Chain Co., Ltd.	3,509,044
1,677,500	Yue Yuen Industrial Holdings Ltd.*	3,398,966
98,690	Yum China Holdings, Inc.	5,734,876
23,769	Zai Lab Ltd. ADR*	2,505,015
		198,055,285
Czech Republic - 0.9%
152,986	CEZ AS	4,977,042
Hungary - 1.0%
89,885	OTP Bank PLC*	5,259,450
India - 15.4%
497,590	Ambuja Cements Ltd.	2,674,127
437,210	Aurobindo Pharma, Ltd.	4,253,100
695,534	Axis Bank, Ltd.*	7,130,528
38,163	Bajaj Finance Ltd.	3,926,912
432,898	Bharti Airtel Ltd.*	4,001,721
179,241	Escorts, Ltd.	3,560,334
335,040	Godrej Consumer Products, Ltd.*	4,634,377
227,333	HDFC Bank, Ltd.	4,859,984
244,208	ICICI Bank, Ltd.	2,294,753
334,373	Larsen & Toubro, Ltd.	7,648,179
493,173	Macrotech Developers Ltd.*	7,004,075
475,758	Mahindra & Mahindra Ltd.	5,123,293
338,425	Reliance Industries Ltd.	11,453,930
241,624	Shriram Transport Finance Co., Ltd.	4,202,763
707,333	State Bank of India	4,287,740
671,322	Wipro, Ltd.	5,702,483
		82,758,299
Indonesia - 0.5%
6,113,900	Bank Mandiri Persero Tbk PT	2,613,002
Russia - 2.2%
126,856	LUKOIL PJSC ADR	12,048,069
Singapore - 2.2%
368,824	DBS Group Holdings, Ltd.	8,172,632
1,158,708	Wilmar International, Ltd.	3,579,712
		11,752,344
South Africa - 1.0%
290,186	Sasol, Ltd.*	5,500,227
South Korea - 10.6%
120,630	DB Insurance Co., Ltd.	6,454,147
144,513	Hankook Tire & Technology Co., Ltd.	5,237,053
41,340	KB Financial Group, Inc.	1,922,621
37,575	Korea Shipbuilding & Offshore Engineering Co., Ltd.*	3,193,260
29,020	POSCO	7,990,909
410,684	Samsung Electronics Co., Ltd.	25,460,190
172,700	Samsung Engineering Co., Ltd.*	3,675,550
98,430	Shinhan Financial Group Co., Ltd.	3,324,925
		57,258,655
Taiwan - 14.4%
224,726	Advantech Co., Ltd.	2,928,639
1,356,500	ASE Technology Holding Co., Ltd.	5,248,046
391,000	Catcher Technology Co., Ltd.	2,337,288
381,747	Chroma ATE, Inc.	2,390,736
3,511,000	Compal Electronics, Inc.	2,959,936
361,693	Delta Electronics, Inc.	3,240,832
166,147	Globalwafers Co., Ltd.	4,687,009
1,981,000	Hon Hai Precision Industry Co., Ltd.	7,394,305
1,844,000	Lite-On Technology Corp.	4,109,787
205,281	MediaTek, Inc.	6,607,481
1,725,457	Taiwan Semiconductor Manufacturing Co., Ltd.	35,686,052
		77,590,111
Thailand - 1.4%
725,200	Bangkok Bank PCL NVDR	2,481,621
1,480,700	Siam Commercial Bank PCL NVDR	5,301,259
		7,782,880
Turkey - 1.0%
3,267,210	Akbank T.A.S.	1,958,195
128,861	Ford Otomotiv Sanayi A.S.	2,431,973
130,415	Tofas Turk Otomobil Fabrikasi AS	763,421
		5,153,589
United Arab Emirates - 0.9%
2,430,302	Abu Dhabi Commercial Bank PJSC	4,946,003
United Kingdom - 1.1%
84,924	Antofagasta PLC	1,543,304
738,521	Standard Chartered PLC	4,317,232
		5,860,536
United States - 1.9%
94,602	Cognizant Technology Solutions Corp.	7,020,414
181,284	Flex, Ltd.*	3,205,101
		10,225,515
Total Common Stocks (Cost $423,415,196)		499,227,349

Preferred Stocks - 2.5%
Brazil - 2.2%
3,393,127	Cia Energetica de Minas Gerais	8,723,093
629,700	Itau Unibanco Holding S.A.	3,348,687
		12,071,780
South Korea - 0.3%
21,449	Hyundai Motor Co.	1,726,873
Total Preferred Stocks (Cost $13,291,462)		13,798,653

Exchange Traded Funds - 1.2%
United States - 1.2%
76,287	iShares MSCI All Country Asia ex Japan Exchange Traded Fund	6,479,055
Total Exchange Traded Funds (Cost $6,523,659)		6,479,055

Rights - 0.0%
India - 0.0%
30,637	Bharti Airtel Ltd. Rights, expire 10/21/21*+	62,391
Total Rights (Cost $67,685)		62,391

Short-Term Investments - 3.4%
Money Market Funds - 3.4%
18,155,725	First American Government Obligations Fund - Class Z, 0.02%#	18,155,725
Total Short-Term Investments (Cost $18,155,725)		18,155,725
Total Investments - 99.7% (Cost $461,453,727)		537,723,173
Other Assets in Excess of Liabilities - 0.3%		1,398,071
NET ASSETS - 100.0%		$539,121,244

* Non-Income Producing
ADR - American Depositary Receipt
NVDR - Non-Voting Depositary Receipt
# Annualized seven-day yield as of the date of this report.
+ Each right entitles the shareholder to purchase 1 share of Bharti Airtel at an exercise price of 535 INR.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's investments were categorized as follows:

	Level 1	Level 2	Level 3
Common Stocks	$54,721,530	$444,503,717	$2,102
Preferred Stocks	12,071,780	1,726,873	–
Exchange Traded Funds	6,479,055	–	–
Rights	–	62,391	–
Short-Term Investments	18,155,725	–	–
Total Investments	$91,428,090	$446,292,981	$2,102